NET LOSS PER SHARE - Computation of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NET LOSS PER SHARE
Stock dividends declared	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Net income (loss)	$ (250)	$ (229)	$ (389)	$ (494)	$ (2,304)	$ (2,007)	$ (939)
Weighted-average shares outstanding during period
Number of shares on which basic earnings per share is calculated	225.3	224.4	224.1	224.1	224.1	224.1	224.1
Number of shares on which diluted earnings per share is calculated	225.3	224.4	224.1	224.1	224.1	224.1	224.1
Basic earnings (loss) per share (in dollars per share)	$ (1.11)	$ (1.02)	$ (1.74)	$ (2.20)	$ (10.28)	$ (8.96)	$ (4.19)
Diluted earnings (loss) per share (in dollars per share)	$ (1.11)	$ (1.02)	$ (1.74)	$ (2.20)	$ (10.28)	$ (8.96)	$ (4.19)
Shares distributed on separation date		224.1	224.1